Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year	Summary Compensation Table Total for Dr. Mohan(1)	Compensation Actually Paid to Dr. Mohan(3)	Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average Compensation Actually Paid to Non-PEO NEOs(3)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return (“TSR”)(4)	Net Income (Loss) (millions)(5)
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2024	626,626	585,791	413,231	404,168	29.14	(7,437,232)
2023	1,022,720	508,988	622,830	415,486	8.81	(18,832,694)
2022	1,005,393	676,266	609,894	262,233	16.15	(29,721,841)

Named Executive Officers, Footnote [Text Block]		The dollar amounts reported in column (b) are the amounts of total compensation reported for Dr. Mohan (our former Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation-Summary Compensation Table.”
PEO Total Compensation Amount	[1]	$ 626,626	$ 1,022,720	$ 1,005,393
PEO Actually Paid Compensation Amount	[2]	$ 585,791	508,988	676,266
Adjustment To PEO Compensation, Footnote [Text Block]

	2024		2023		2022
Adjustments	Dr. Mohan ($)	Average Other NEOs ($)	Dr. Mohan ($)	Average Other NEOs ($)	Dr. Mohan ($)	Average Other NEOs ($)
Deduction for amounts reported under the stock awards column in the summary compensation table	(87,628)	(19,380)	(405,648)	(182,532)	(362,741)	(153,846)
ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	50,537	11,176	9,680	2,222	33,614	7,717
ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	-	-	-	-	-	-
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	-	-	-	-	-	-
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(3,744)	(859)	(117,764)	(27,035)	-	-
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	-	-	-	-	-	-
TOTAL ADJUSTMENTS	(40,835)	(9,063)	(513,732)	(207,344)	(329,127)	(146,129)

Non-PEO NEO Average Total Compensation Amount	[3]	$ 413,231	622,830	609,894
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 404,168	415,486	262,233
Compensation Actually Paid and Cumulative TSR		Compensation Actually Paid and Cumulative TSR
Compensation Actually Paid and Net Income (Loss)		Compensation Actually Paid and Net Income (Loss)
Total Shareholder Return Amount	[4]	$ 29.14	8.81	16.15
Net Income (Loss) Attributable to Parent	[5]	$ (7,437,232)	$ (18,832,694)	$ (29,721,841)
PEO Name		Dr. Mohan	Dr. Mohan	Dr. Mohan
PEO [Member]
Pay vs Performance Disclosure [Table]
TOTAL ADJUSTMENTS		$ (40,835)	$ (513,732)	$ (329,127)
PEO [Member] | Deduction for Amounts Reported Under the Stock Awards Column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
TOTAL ADJUSTMENTS		(87,628)	(405,648)	(362,741)
PEO [Member] | ASC 718 Fair Value of Awards Granted During Applicable FY That Remain Unvested As Of Applicable FY End, Determined as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
TOTAL ADJUSTMENTS		50,537	9,680	33,614
PEO [Member] | ASC 718 Fair Value of Awards Granted During Applicable FY That Vested During Applicable FY, Determined as of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
TOTAL ADJUSTMENTS
PEO [Member] | Increase/Deduction for Awards Granted During Prior FY that were Outstanding and Unvested as of Applicable FY End, Determined Based on Change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
TOTAL ADJUSTMENTS
PEO [Member] | Increase/Deduction for Awards Granted During Prior FY that Vested During Applicable FY, Determined Based on Change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
TOTAL ADJUSTMENTS		(3,744)	(117,764)
PEO [Member] | Deduction of ASC 718 Fair Value of Awards Granted During Prior FY that were Forfeited During Applicable FY, Determined as of Prior FY End [Member]
Pay vs Performance Disclosure [Table]
TOTAL ADJUSTMENTS
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
TOTAL ADJUSTMENTS		(9,063)	(207,344)	(146,129)
Non-PEO NEO [Member] | Deduction for Amounts Reported Under the Stock Awards Column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
TOTAL ADJUSTMENTS		(19,380)	(182,532)	(153,846)
Non-PEO NEO [Member] | ASC 718 Fair Value of Awards Granted During Applicable FY That Remain Unvested As Of Applicable FY End, Determined as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
TOTAL ADJUSTMENTS		11,176	2,222	7,717
Non-PEO NEO [Member] | ASC 718 Fair Value of Awards Granted During Applicable FY That Vested During Applicable FY, Determined as of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
TOTAL ADJUSTMENTS
Non-PEO NEO [Member] | Increase/Deduction for Awards Granted During Prior FY that were Outstanding and Unvested as of Applicable FY End, Determined Based on Change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
TOTAL ADJUSTMENTS
Non-PEO NEO [Member] | Increase/Deduction for Awards Granted During Prior FY that Vested During Applicable FY, Determined Based on Change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
TOTAL ADJUSTMENTS		(859)	(27,035)
Non-PEO NEO [Member] | Deduction of ASC 718 Fair Value of Awards Granted During Prior FY that were Forfeited During Applicable FY, Determined as of Prior FY End [Member]
Pay vs Performance Disclosure [Table]
TOTAL ADJUSTMENTS

[1]	The dollar amounts reported in column (b) are the amounts of total compensation reported for Dr. Mohan (our former Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation-Summary Compensation Table.”
[2]	Compensation actually paid to the named executive officers represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:
[3]	The dollar amounts reported in column (d) represent the average of the amounts reported for our named executive officers as a group (excluding Dr. Mohan) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the named executive officers (excluding Dr. Mohan) included for purposes of calculating the average amounts in each applicable year are as follows: Jay Cross and John K. Cini.
[4]	Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the price per share of our common stock at the end and the beginning of the measurement period by the price per share of our common stock at the beginning of the measurement period.
[5]	The dollar amounts reported represent the amount of net income (loss) reflected in our consolidated audited financial statements for the applicable year.